Basic and Diluted Net Income (Loss) per Share - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Oct. 01, 2011	Oct. 02, 2010
Earnings Per Share [Abstract]
Antidilutive shares excluded from caluculation	12,958,355	11,029,790	10,826,232	10,614,882